Other Payables and Accruals (Detail)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Accounts Payable and Accrued Liabilities [Line Items]
Staff cost related payables	¥ 15,705,966	$ 2,424,583	¥ 18,758,212
Professional services	12,070,384	1,863,346	12,312,998
Product development services	1,648,410	254,471	5,820,394
Marketing and promotion	3,988	616	452,920
Others	6,435,676	993,498	4,528,327
Accrued expense and other current liabilities	¥ 35,864,424	$ 5,536,514	¥ 41,872,851